CONVERTIBLE NOTES (Details)		12 Months Ended
	Aug. 26, 2021 USD ($) D $ / shares	Sep. 30, 2022 shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 07, 2022 USD ($)
Convertible Notes Payable
CONVERTIBLE NOTES
Convertible debentures, principal amount	$ 12,700,000
Interest	5.00%
Exercisable period	1 year
Exercise price as a percentage of average closing price	80.00%
Convertible debentures, trading days | D	7
Number of shares issued upon conversion of convertible debentures | shares		3,047,486
Convertible Notes Payable | Minimum
CONVERTIBLE NOTES
Convertible debentures, floor price per share | $ / shares	$ 2.5
New convertible notes
CONVERTIBLE NOTES
Principal outstanding					$ 3,947,080
Discount on debt					$ 678,782
Convertible Notes 2023
CONVERTIBLE NOTES
Principal outstanding			$ 3,947,080	$ 3,947,080
Debt Instrument, Interest Rate, Effective Percentage				16.82%
Convertible Note 2024
CONVERTIBLE NOTES
Debt Instrument, Interest Rate, Effective Percentage			20.02%